Benefit Plans - Summary of Benefit Payments (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Benefit Plans
2025	$ 377
2026	347
2027	399
2028	572
2029	1,266
2030-2034	4,605
Total	$ 7,566